OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Foreign currency translation
Unrealized foreign currency translation gains (losses) in respect of foreign operations	$ 207	$ (1,193)	$ 1,111
Reclassification of realized foreign currency translation gains to net income on disposition of foreign operations	26	19	118
(Losses) gains on hedges of net investments in foreign operations, net of income tax expense (benefit) of $2 million (2018 - $10 million; 2017 - ($18) million)	(176)	386	(530)
Reclassification of hedges of net investment in foreign operations (losses) to net income on disposition of foreign operations	6	0	(45)
Foreign currency translation	63	(788)	654
Cash flow hedges
Gains (losses) on derivatives designated as cash flow hedges, net of income tax expense (benefit) of $4 million (2018 - $25 million; 2017 - $18 million)	21	34	77
Cash flow hedges	21	34	77
Available-for-sale securities
Net change in unrealized (losses) gains on available-for-sale securities, net of income tax of nil (2018 - nil; 2017 - nil)	0	0	(5)
Available-for-sale securities	0	0	(5)
Equity accounted investments
Share of unrealized foreign currency translations (losses) gains in respect of foreign operations	0	(9)	5
Reclassification gains from hedges of net investment in foreign operation to net income on disposition of foreign operations	1	0	0
Share of gains (losses) on derivatives designated as cash flow hedges, net of income tax expense (benefit) of nil (2018 - nil; 2017 – $1 million)	(51)	1	0
Share of unrealized gains (losses) on available-for-sale securities, net of income tax of nil (2018 - nil; 2017 - nil)	0	0	6
Equity accounted investments	(50)	(8)	11
Items that will not be reclassified to net income:
Unrealized gains (losses) on securities - FVTOCI, net of income tax benefit of $6 million (2018 - $2 million; 2017 - nil)	(7)	(2)	0
Share of revaluation surplus on equity accounted investments, net of income tax expense (benefit) of nil (2018 - ($5) million; 2017 - nil)	16	92	58
Net remeasurement gains (losses) on defined benefit plan, net of income tax expense of nil (2018 – nil; 2017 – nil)	(1)	2	(1)
Revaluation surplus, net of income tax expense of $22 million (2018 –$1 million; 2017 – $1 million)	281	254	86
Items that will not be reclassified to net income:	289	346	143
Total other comprehensive income (loss)	$ 323	$ (416)	$ 880